Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of operating segments

	SALES
(in millions of Canadian dollars)	2017	2016
Packaging Products
Containerboard	1,652	1,370
Boxboard Europe	838	796
Specialty Products	703	620
Intersegment sales	(105)	(61)
	3,088	2,725
Tissue Papers	1,268	1,305
Intersegment sales and Corporate Activities	(35)	(29)
	4,321	4,001

	OPERATING INCOME (LOSS) BEFORE DEPRECIATION AND AMORTIZATION
(in millions of Canadian dollars)	2017	2016
Packaging Products
Containerboard	238	214
Boxboard Europe	67	51
Specialty Products	67	71
	372	336
Tissue Papers	90	139
Corporate	(72)	(62)
Operating income before depreciation and amortization	390	413
Depreciation and amortization	(215)	(192)
Financing expense and interest expense on employee future benefits	(97)	(93)
Loss on repurchase of long-term debt	(14)	—
Foreign exchange gain on long-term debt and financial instruments	23	22
Fair value revaluation gain on investments	315	—
Share of results of associates and joint ventures	39	32
Earnings before income taxes	441	182

	PAYMENTS FOR PROPERTY, PLANT AND EQUIPMENT
(in millions of Canadian dollars)	2017	2016
Packaging Products
Containerboard	65	51
Boxboard Europe	27	26
Specialty Products	32	26
	124	103
Tissue Papers	64	77
Corporate	19	26
Total acquisitions	207	206
Proceeds from disposals of property, plant and equipment	(15)	(5)
Capital lease acquisitions	(11)	(18)
	181	183
Acquisitions for property, plant and equipment included in “Trade and other payables”
Beginning of year	25	19
End of year	(28)	(25)
Payments for property, plant and equipment net of proceeds from disposals	178	177

	TOTAL ASSETS
(in millions of Canadian dollars)	December 31, 2017	December 31, 2016
Packaging Products
Containerboard	1,995	1,285
Boxboard Europe	609	567
Specialty Products	383	336
	2,987	2,188
Tissue Papers	919	922
Corporate	459	400
Intersegment eliminations	(68)	(37)
	4,297	3,473
Investments in associates and joint ventures	78	335
Other investments	7	5
	4,382	3,813

Disclosure of geographical areas
Information by geographic segment is as follows:

For the years ended December 31 (in millions of Canadian dollars)	2017	2016
Sales
Operations located in Canada
Within Canada	1,629	1,511
To the United States	488	505
Other countries	11	14
	2,128	2,030
Operations located in the United States
Within the United States	1,217	1,065
To Canada	73	45
Other countries	1	2
	1,291	1,112
Operations located in Italy
Within Italy	279	241
Other countries	138	140
	417	381
Operations located in other countries
Within Europe	411	399
Other countries	74	79
	485	478
	4,321	4,001

(in millions of Canadian dollars)	December 31, 2017	December 31, 2016
Property, plant and equipment
Canada	840	840
United States	967	512
Italy	183	179
Other countries	114	104
	2,104	1,635

(in millions of Canadian dollars)	December 31, 2017	December 31, 2016
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets
Canada	449	441
United States	278	71
Italy	13	9
	740	521